Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26% for the year ended December 31, 2015 (year ended December 31, 2014 – 26%; year months ended December 31, 2013 – 26%) as follows:

	Years ended December 31,
	2015	2014	2013
Loss before income taxes	$(97,657)	$(150,198)	$(184,537)
Expected income tax recovery	(25,381)	(39,051)	(47,979)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	3,553	2,495	3,619
Other permanent differences	(76)	(446)	(2,562)
Withholding taxes	1,429	969	590
Foreign tax rate differences, foreign exchange and other adjustments	(138)	7,409	3,858
Non-taxable income from equity investment	(4,512)	(3,739)	(2,851)
Change in valuation allowance	21,036	25,784	37,391
Goodwill impairment	4,820	4,748	8,807
Change in uncertain tax position	—	1,252	—
Income tax expense (recovery)	$731	$(579)	$873

Schedule of Deferred Tax Assets and Liabilities
The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2015	December 31, 2014
Deferred income tax assets:
Net loss carry forwards	$129,653	$129,258
Intangible assets	3,792	4,091
Property, plant and equipment	7,317	6,836
Financing and share issuance costs	712	1,533
Warranty liability	4,220	5,131
Deferred revenue	849	1,416
Inventory	2,206	2,336
Research and development	3,140	2,733
Other	6,270	7,262
Total gross deferred income tax assets	158,159	160,596
Valuation allowance	(153,099)	(152,207)
Total deferred income tax assets	5,060	8,389
Deferred income tax liabilities:
Intangible assets	(4,566)	(6,386)
Property, plant and equipment	(1,177)	(2,754)
Other	(349)	(774)
Total deferred income tax liabilities	(6,092)	(9,914)
Total net deferred income tax liabilities	$(1,032)	$(1,525)
Allocated as follows:
Deferred income tax assets	2,538	3,827
Deferred income tax liabilities	(3,570)	(5,352)
Total net deferred income tax liabilities	$(1,032)	$(1,525)

Summary of Valuation Allowance
The following is a summary of the changes in the deferred income tax asset valuation allowance:

	Year ended	Year ended
	December 31, 2015	December 31, 2014
Beginning balance	$152,207	$126,424
Additions	892	25,783
Reductions	—	—
Ending valuation allowance	$153,099	$152,207

Schedule of Components of Income Tax Expense (Benefit)
The components of the Company’s income tax expense (recovery) are as follows:

	Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Years ended December 31, 2015
Canada	$(43,973)	793	228	$1,021
United States	(22,227)	9	—	9
Italy	(20,695)	389	(566)	(177)
Other	(10,762)	54	(176)	(122)
	$(97,657)	$1,245	$(514)	$731
Years ended December 31, 2014
Canada	$(87,784)	$165	$301	$466
United States	(49,577)	8	—	8
Italy	(3,834)	521	(1,463)	(942)
Other	(9,003)	(88)	(23)	(111)
	$(150,198)	$606	$(1,185)	$(579)
Years ended December 31, 2013
Canada	$(99,188)	$444	$89	$533
United States	(31,019)	56	(295)	(239)
Italy	(27,247)	836	(311)	525
Other	(27,083)	78	(24)	54
	$(184,537)	$1,414	$(541)	$873

Summary of Operating Loss Carryforwards
The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2016	2017	2018	2019	2020	2021 and later	Total
Canada	$—	$—	$—	$—	$—	$366,271	$366,271
Italy	—	—	—	—	—	5,625	5,625
United States	—	—	—	—	—	67,481	67,481
Sweden	—	—	—	—	—	17,643	17,643
Other	—	—	1,038	6,432	4,946	6,398	18,814
Total	$—	$—	$1,038	$6,432	$4,946	$463,418	$475,834

Summary of Income Tax Contingencies
A reconciliation of the change in the reserves for uncertain tax positions from January 1, 2015 to December 31, 2015 is as follows:

Balance as of January 1, 2015	$—
Tax positions related to the current year:
Additions	—
Reductions	—
$—
Tax positions related to prior years:
Opening	$1,230
Additions	—
Reductions	—
Settlements	—
Lapses in statutes of limitations	—
Balance as of December 31, 2015	$1,230